Vanguard Variable Insurance Fund Capital Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated October 19, 2011

Prospectus and Summary Prospectus Text Changes

Under the heading “Investment Advisor” in the Capital Growth Portfolio’s Portfolio Summary section, the following text replaces similar text:

Investment Advisor
PRIMECAP Management Company

Portfolio Managers

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Joel P. Fried, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Mitchell J. Milias, Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Portfolio since 2007.

(over, please)

Prospectus Text Changes

In the “Investment Advisors” section under Additional Information, the following text replaces similar text:

The managers primarily responsible for the day-to-day management of the

Capital Growth Portfolio are:

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has worked in investment management since 1970; has managed assets since 1979; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985; has been with PRIMECAP since 1986; has managed assets since 1987; and has co-managed the Portfolio since its inception in 2002. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Mitchell J. Milias, Chairman of PRIMECAP. He has worked in investment management since 1964; has managed assets since 1967; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.S., Stanford University; M.B.A., Harvard Business School.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997; has managed assets since 1999; and has co-managed the Portfolio since its inception in 2002. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000; has managed assets since 2007; and has co-managed the Portfolio since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these five individuals manages his portion of the Portfolio autonomously; there is no decision-making by committee. A small portion of the Portfolio’s assets is co-managed by individuals in PRIMECAP’s research department.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64A 042012

Vanguard Variable Insurance Fund Capital Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated October 19, 2011

Prospectus and Summary Prospectus Text Changes

The text under the subheading “Portfolio Managers” is replaced with the following:

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Joel P. Fried, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Mitchell J. Milias, Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Portfolio since 2007.

Prospectus Text Changes

In the More on the Portfolio section, under the heading “Investment Advisor,” the following text replaces similar text beginning on page 12:

The managers primarily responsible for the day-to-day management of the Portfolio are:

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has worked in investment management since 1970; has managed assets since 1979; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985; has been with PRIMECAP since 1986; has managed assets since 1987; and has co-managed the Portfolio since its inception in 2002. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Mitchell J. Milias, Chairman of PRIMECAP. He has worked in investment management since 1964; has managed assets since 1967; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.S., Stanford University; M.B.A., Harvard Business School.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997; has managed assets since 1999; and has co-managed the Portfolio since its inception in 2002. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000; has managed assets since 2007; and has co-managed the Portfolio since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these five individuals manages his portion of the Portfolio autonomously; there is no decision-making by committee. A small portion of the Portfolio’s assets is co-managed by individuals in PRIMECAP’s research department.

The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation and other accounts under management.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 277 042012

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated October 19, 2011 (revised November 9, 2011)

Change to Vanguard Capital Growth Portfolio

The first paragraph under the heading “I. Capital Growth Portfolio” in the Investment Advisory Services section is replaced with the following:

PRIMECAP Management Company (PRIMECAP), an investment advisory services firm founded in 1983, is a California corporation whose outstanding shares are owned by its directors and officers. The directors of the corporation and the offices they currently hold are: Mitchell J. Milias, Chairman; Theo A. Kolokotrones, Vice Chairman; Joel P. Fried, President; and Alfred W. Mordecai, Executive Vice President. PRIMECAP provides investment advisory services to endowment funds, employee benefits plans, and foundations unrelated to Vanguard.

Under the same heading, the paragraph under the subheading “1. Other Accounts Managed” is replaced with the following:

Theo A. Kolokotrones, Joel P. Fried, Mitchell J. Milias, Alfred W. Mordecai, and M. Mohsin Ansari jointly manage the Capital Growth Portfolio; as of December 30, 2010, the Portfolio held assets of $337 million. As of December 30, 2010, each manager (except Mr. Milias and Mr. Ansari) also jointly managed six other registered investment companies with total assets of $47 billion, one other pooled investment vehicle with total assets of $551 million, and 24 other accounts with total assets $21 billion (none of which had advisory fees based on account performance). As of December 30, 2010, Mr. Milias also jointly managed four other registered investment companies with total assets of $38 billion and 24 other accounts with total assets of $21 billion (none of which had advisory fees based on account performance). As of December 30, 2010, Mr. Ansari also jointly managed three other registered investment companies with total assets of $44 billion, one other pooled investment vehicle with total assets of $551 million, and five other accounts with total assets of $15.7 billion (none of which had advisory fees based on account performance).

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 064B 042012